Average Annual Total Returns - Nuveen Missouri Municipal Bond Fund	Sep. 30, 2020
LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
1 Year	6.21%	[1]
5 Years	2.68%	[1]
10 Years	3.55%	[1]
SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.26%	[2]
5 Years	3.50%	[2]
10 Years	4.41%	[2]
Class A
Average Annual Return:
1 Year	2.70%
5 Years	2.73%
10 Years	4.22%
Since Inception
Inception Date	Aug. 03, 2087
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	2.69%
5 Years	2.71%
10 Years	4.21%
Since Inception
Inception Date	Aug. 03, 2087
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.89%
5 Years	2.85%
10 Years	4.12%
Since Inception
Inception Date	Aug. 03, 2087
Class C2
Average Annual Return:
1 Year	6.68%
5 Years	3.05%
10 Years	4.10%
Since Inception
Inception Date	Feb. 02, 2094
Class I
Average Annual Return:
1 Year	7.38%
5 Years	3.81%
10 Years	4.88%
Since Inception
Inception Date	Feb. 19, 2097
Class C
Average Annual Return:
1 Year	6.40%
5 Years	2.78%
10 Years
Since Inception	3.49%
Inception Date	Feb. 10, 2014
Class C | LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
Since Inception	3.47%	[1]
Class C | SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	4.12%	[2]

[1]	Represents the average annualized returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category.
[2]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.